Pioneer Core
Equity Fund

Schedule of Investments | September 30, 2020

Ticker Symbols:
Class A Class C Class K Class R Class Y	PIOTX PCOTX PCEKX CERPX PVFYX

Schedule of Investments | 9/30/20 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.5%
	COMMON STOCKS - 99.5% of Net Assets
	Auto Components - 1.6%
300,563	Aptiv Plc	$27,555,616
	Total Auto Components	$27,555,616
	Banks - 3.2%
1,973,948	Bank of America Corp.	$47,552,407
73,234	Signature Bank/New York NY	6,077,690
	Total Banks	$53,630,097
	Beverages - 2.9%
74,059	Brown-Forman Corp., Class B	$5,578,124
327,955	PepsiCo., Inc.	45,454,563
	Total Beverages	$51,032,687
	Biotechnology - 0.1%
20,053	AbbVie, Inc.	$1,756,442
	Total Biotechnology	$1,756,442
	Capital Markets - 2.7%
319,320	Charles Schwab Corp.	$11,568,964
122,351	CME Group, Inc.	20,470,546
43,089	S&P Global, Inc.	15,537,893
	Total Capital Markets	$47,577,403
	Chemicals - 1.4%
231,416	FMC Corp.	$24,509,269
	Total Chemicals	$24,509,269
	Communications Equipment - 1.9%
60,597(a)	Arista Networks, Inc.	$12,539,337
128,156	Motorola Solutions, Inc.	20,096,142
	Total Communications Equipment	$32,635,479
	Consumer Discretionary - 3.2%
42,515(a)	O'Reilly Automotive, Inc.	$19,602,816
400,952	Starbucks Corp.	34,449,796
	Total Consumer Discretionary	$54,052,612
	Consumer Finance - 1.1%
186,084	American Express Co.	$18,654,921
	Total Consumer Finance	$18,654,921
	Diversified Telecommunication Services - 3.3%
632,142	CenturyLink, Inc.	$6,378,313
839,554	Verizon Communications, Inc.	49,945,067
	Total Diversified Telecommunication Services	$56,323,380
	Electric Utilities - 4.6%
311,968	American Electric Power Co., Inc.	$25,497,145
111,127	NextEra Energy, Inc.	30,844,410
823,026	PPL Corp.	22,394,537
	Total Electric Utilities	$78,736,092
	Electrical Equipment - 3.0%
302,735	Eaton Corp. Plc	$30,888,052
96,889	Rockwell Automation, Inc.	21,381,465
	Total Electrical Equipment	$52,269,517
	Electronic Equipment, Instruments & Components - 3.6%
336,649	Amphenol Corp.	$36,448,987
219,896	CDW Corp.	26,284,169
	Total Electronic Equipment, Instruments & Components	$62,733,156
	Entertainment - 2.2%
307,940	Walt Disney Co.	$38,209,195
	Total Entertainment	$38,209,195
	Equity Real Estate Investment Trusts (REIT) - 1.0%
81,151	Essex Property Trust, Inc.	$16,294,309
	Total Equity Real Estate Investment Trusts (REIT)	$16,294,309
	Health Care - 1.1%
307,766(a)	Centene Corp.	$17,951,991
	Total Health Care	$17,951,991
	Health Care Equipment & Supplies - 5.1%
43,209(a)	ABIOMED, Inc.	$11,971,486
34,749(a)	Align Technology, Inc.	11,375,433
213,801(a)	Hologic, Inc.	14,211,352
255,408	Medtronic Plc	26,541,999
172,584	Zimmer Biomet Holdings, Inc.	23,495,586
	Total Health Care Equipment & Supplies	$87,595,856
	Health Care Providers & Services - 1.2%
76,784	Anthem, Inc.	$20,623,415
	Total Health Care Providers & Services	$20,623,415
	Household Products - 2.8%
78,450	Kimberly-Clark Corp.	$11,583,927
262,106	Procter & Gamble Co.	36,430,113
	Total Household Products	$48,014,040
Shares		Value
	Industrial Conglomerates - 1.7%
177,246	Honeywell International, Inc.	$29,176,464
	Total Industrial Conglomerates	$29,176,464
	Insurance - 1.8%
337,351	Progressive Corp.	$31,937,019
	Total Insurance	$31,937,019
	Interactive Media & Services - 5.3%
62,628(a)	Alphabet, Inc.	$91,787,597
	Total Interactive Media & Services	$91,787,597
	Internet & Direct Marketing Retail - 2.5%
8,794(a)	Amazon.com, Inc.	$27,689,932
9,389(a)	Booking Holdings, Inc.	16,061,575
	Total Internet & Direct Marketing Retail	$43,751,507
	IT Services - 5.5%
119,650	Accenture Plc	$27,039,703
388,641	Cognizant Technology Solutions Corp.	26,979,458
199,153	Visa, Inc.	39,824,625
	Total IT Services	$93,843,786
	Machinery - 4.6%
224,375	Caterpillar, Inc.	$33,465,531
109,986	Illinois Tool Works, Inc.	21,250,395
163,850	Stanley Black & Decker, Inc.	26,576,470
	Total Machinery	$81,292,396
	Media - 1.8%
670,879	Comcast Corp.	$31,034,862
	Total Media	$31,034,862
	Oil, Gas & Consumable Fuels - 1.4%
368,248	EOG Resources, Inc.	$13,234,833
230,768	Hess Corp.	9,445,334
	Total Oil, Gas & Consumable Fuels	$22,680,167
	Pharmaceuticals - 5.9%
215,833	Eli Lilly & Co.	$31,947,601
471,537	Merck & Co., Inc.	39,113,994
236,889	Novo Nordisk AS (A.D.R.)	16,447,203
316,684	Roche Holding AG (A.D.R.)	13,557,242
	Total Pharmaceuticals	$101,066,040
	Road & Rail - 1.9%
149,814	Norfolk Southern Corp.	$32,058,698
	Total Road & Rail	$32,058,698
	Semiconductors & Semiconductor Equipment - 4.2%
53,375	Lam Research Corp.	$17,707,156
316,873(a)	Micron Technology, Inc.	14,880,356
336,972	QUALCOMM, Inc.	39,654,865
	Total Semiconductors & Semiconductor Equipment	$72,242,377
	Software - 10.6%
102,374(a)	Adobe, Inc.	$50,207,281
70,309(a)	Autodesk, Inc.	16,242,082
35,595(a)	Guidewire Software, Inc.	3,711,491
294,220	Microsoft Corp.	61,883,293
166,140(a)	salesforce.com, Inc.	41,754,305
103,379(a)	Zendesk, Inc.	10,639,767
	Total Software	$184,438,219
	Specialty Retail - 2.9%
68,173	Home Depot, Inc.	$18,932,324
409,256	TJX Cos., Inc.	22,775,096
38,100(a)	Ulta Beauty, Inc.	8,533,638
	Total Specialty Retail	$50,241,058
	Technology Hardware, Storage & Peripherals - 2.4%
278,764	Apple, Inc.	$32,283,659
197,481	NetApp, Inc.	8,657,567
	Total Technology Hardware, Storage & Peripherals	$40,941,226
	Textiles, Apparel & Luxury Goods - 1.0%
252,321	VF Corp.	$17,725,550
	Total Textiles, Apparel & Luxury Goods	$17,725,550
	TOTAL COMMON STOCKS
	(Cost $1,415,390,031)	$1,714,372,443
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.5%
	(Cost $1,415,390,031)	$1,714,372,443
	OTHER ASSETS AND LIABILITIES - 0.5%	$9,389,956
	NET ASSETS - 100.0%	$1,723,762,399

REIT	Real Estate Investment Trust.
(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,714,372,443	$–	$–	$1,714,372,443
Total Investments in Securities	$1,714,372,443	$–	$–	$1,714,372,443

For the nine months ended September 30, 2020, there were no transfers between Levels 1, 2 and 3.